Other information - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Financial Information Disclosure [Abstract]
Cash and cash equivalents	$ 385.3	$ 280.0	$ 288.6
Restricted cash included in other assets (note 11)	2.6	11.0	38.2
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 387.9	$ 291.0	$ 326.8	$ 342.5